Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Liability [Abstract]
Schedule of derivative liability

The derivative liability was the conversion feature bifurcated from the convertible note contract as presented in Note 13. The movement of the derivative liability is as follows:

For the year ended December 31, 2025
Beginning balance	$-
Issuance of derivative liability	2,058,567
Fair value change of financial instruments	(401,168)
Ending balance	$1,657,399

Schedule of fair value

The fair value of the conversion feature (hereafter “Convertible Component”) in the amount of $1,657,399 was estimated using the Monte Carlo Simulation Model combined with Least Squares Monte Carlo (LSM) method to compute the Convertible Component’s fair value. The assumptions used to perform the Monte-Carlo simulation model below:

	August 2025 Convertible Notes		November 2025 Convertible Notes
Assumption Parameters	Issuance Date (August 7, 2025)	Reporting date (December 31, 2025)	Issuance Date (November 17, 2025)	Reporting date (December 31, 2025)
Risk-Free Rate	3.90%	3.58%	3.70%	3.50%
Expected Stock Price Volatility	130%	123%	132%	125%
Risk-Adjusted Discount Rate	12.30%	12.40%	12.80%	12.40%
Expected Term (Years)	1.00	0.46	1.00	0.88